Revenue - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income from wealth management services
Total revenue	$ 12,021,827	$ 19,720,654
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts [Member]
Income from wealth management services
Total revenue	16,905,951	5,627,419
Realized (loss) gain on trading of listed securities, digital assets, funds and derivative contracts [Member]
Income from wealth management services
Total revenue	(5,275,208)	13,357,336
Interest income on trading of digital assets and derivative contracts [Member]
Income from wealth management services
Total revenue	223,235	735,899
Service fee income [Member]
Income from wealth management services
Total revenue	$ 167,849